Prepayments, Deposits and Other Current Assets (Tables)	12 Months Ended
Jun. 30, 2021
Prepayment And Other Current Assets [Abstract]
Schedule of prepayments, deposits and other current assets
	2021	2020
Deposits made for potential acquisitions*	$3,400,000	$-
Prepaid for marketing fee	2,333,358	706,265
Performance deposits**	2,167,149	-
Prepaid consulting services fee	2,110,000	-
Prepaid office deposit	1,931,107	17,077
Prepaid income tax expenses	315,015	18,385
Prepaid office rental fee	26,006	-
Prepaid IPO cost	-	965,357
Other current assets	-	184,785
Total prepayments, deposits and other current assets	$12,282,665	$1,891,869